UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21946

                               OLD FIELD FUND, LLC
               (Exact name of Registrant as specified in charter)

                                   ----------

                                733 Third Avenue
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO UNITHOLDERS.


                               OLD FIELD FUND, LLC
                                  ANNUAL REPORT
                                 MARCH 31, 2009

                               OLD FIELD FUND, LLC

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                                 MARCH 31, 2009

OLD FIELD FUND, LLC

CONTENTS

                                                                         PAGE
                                                                         ----
FINANCIAL STATEMENTS
   Report of independent registered public accounting firm                  1
   Statement of assets, liabilities and members' equity as of
      March 31, 2009                                                        2
   Statement of operations for the year ended March 31, 2009                3
   Statement of changes in members' equity for the for the years ended
      March 31, 2009 and 2008                                               4
   Statement of cash flows for the year ended March 31, 2009                5
   Notes to financial statements                                         6-10
   Supplemental information

OLD FIELD MASTER FUND, LLC

FINANCIAL STATEMENTS

   Exhibit A

                                 (MARCUM LOGO)
                             ACCOUNTANTS - ADVISORS


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit Committee of the
Board of Directors and Members'
Of Old Field Fund, LLC

We have audited the accompanying statement of assets, liabilities, and members' equity of Old Field Fund, LLC (the "Fund") as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in members' equity for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included appropriate auditing procedures of its investment in Old Field Master Fund, LLC, the Fund's only investment owned as of March 31, 2009. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Fund, LLC as of March 31, 2009, and the results of its operations for the year then ended, the changes in its members' equity for each of the years in the two year-period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the two year-period then ended and the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                        MARCUM LLP

                           (MARCUMGROUP MEMBER LOGO)


    MARCUM LLP - 655 Third Avenue - 16th Floor - New York, New York 10017 -
             PHONE 212.981.3000 - FAX 212.981.3001 - marcumllp.com

          NEW YORK - NEW JERSEY - CONNECTICUT - FLORIDA - GRAND CAYMAN

OLD FIELD FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' EQUITY
March 31,2009
(expressed in U.S. dollars)

ASSETS
Investments in Old Field Fund, LDC, at fair value                    $31,386,524
                                                                     ===========
MEMBERS' EQUITY                                                      $31,386,524
                                                                     ===========
VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,256 MEMBER UNITS
   OF BENEFICIAL INTEREST OUTSTANDING                                $     74.86
                                                                     ===========
ANALYSIS OF MEMBERS' EQUITY:
   Capital subscriptions                                             $42,010,000
   Accumulated undistributed net investment loss                      (1,350,888)
   Accumulated undistributed net realized loss on investment funds    (3,191,353)
   Net unrealized depreciation on investments in investment funds     (6,081,235)
                                                                     -----------
                                                                     $31,386,524
                                                                     ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009
(expressed in U.S. dollars)

Net realized loss from investments in investments funds allocated from
   Old Field Fund, LDC                                                   $(2,510,502)
Net change in unrealized losses from investments in investment funds
   allocated from Old Field Fund, LDC                                     (5,013,718)
                                                                         -----------
      Net realized and unrealized loss allocated from
         Old Field Fund, LDC                                              (7,524,220)
                                                                         -----------
NET INVESTMENT INCOME/(LOSS) ALLOCATED FROM OLD FIELD FUND, LDC
   Interest income                                                            17,967
   Management fee                                                           (534,228)
      Less: management fee waived - voluntary                                178,077
   Professional fees                                                        (138,824)
   Adminstration fee                                                        (100,276)
   Directors fee                                                             (14,996)
   Other expenses                                                            (18,321)
                                                                         -----------
                                                                            (610,601)
      Fund expense limitation and reimbursement
         waiver - involuntary                                                 56,849
                                                                         -----------
Net investment loss allocated from Old Field Fund, LDC                      (553,752)
                                                                         -----------
NET DECREASE IN MEMBERS' EQUITY FROM OPERATIONS                          $(8,077,972)
                                                                         ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                                For the year ended   For the year ended
                                                                  March 31, 2009       March 31, 2008
                                                                ------------------   ------------------
FROM OPERATIONS:
   Net realized loss from investments in investments
      funds allocated from Old Field Fund, LDC                     $(2,510,502)         $  (680,851)
   Net change in unrealized losses from investments in
      investment funds allocated from Old Field Fund, LDC           (5,013,718)          (1,541,687)
   Net investment loss allocated from Old Field Fund, LDC             (553,752)            (703,255)
                                                                   -----------          -----------
   Net decrease in members' equity from operations                  (8,077,972)          (2,925,793)
MEMBERS' EQUITY TRANSACTIONS:
   Proceeds from sales of units - (0 and 69,156 units for the
      years ended March 31, 2009 and 2008, respectively                     --            7,000,000
                                                                   -----------          -----------
Net (decrease)/increase in Members' equity                          (8,077,972)           4,074,207
Members' equity at beginning of year                                39,464,496           35,390,289
                                                                   -----------          -----------
MEMBERS' EQUITY AT END OF YEAR                                     $31,386,524          $39,464,496
                                                                   ===========          ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2009
(expressed in U.S. dollars)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in members' equity from operations                  $(8,077,972)
Adjustments to reconcile net loss to net cash from operating activities
   Net loss allocated from Old Field Fund, LDC                     8,077,972
                                                                 -----------
      Net cash from operating activities                                  --
Net change in cash                                                        --
Cash at beginning of year                                                 --
                                                                 -----------
CASH AT END OF YEAR                                              $        --
                                                                 ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE A - ORGANIZATION

Old Field Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on July 21, 2006 and commenced operations on February 1, 2007. The Fund is a feeder fund and invests substantially all of its investable assets in Old Field Fund, LDC (the "Offshore Feeder"), which is a Cayman Islands limited duration company. The Offshore Feeder serves as an intermediate entity through which the Fund invests in Old Field Master Fund, LLC (the "Master Fund"), a limited liability company, which is a fund of hedge funds. The Offshore Feeder Fund makes no independent investment decisions and has no investment or other discretion over its assets. The purpose of the Master Fund is to invest in private investment funds to achieve capital appreciation. The financial statements of the Master Fund for the year ended March 31, 2009, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Marwood Alternative Assets Management, LLC (the "Investment Adviser"), a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Master Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]  BASIS OF ACCOUNTING:

     The financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The Fund's fiscal year end is March 31. The Fund's accounting policies are generally consistent with the Master Fund.

[2]  USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]  INVESTMENTS AND REVENUE RECOGNITION:

     The Fund's investment in the Offshore Feeder is valued at fair value, which is the Fund's proportionate interest in the net assets of the Master Fund, as determined by the management of the Fund. The performance of the Fund is directly affected by the performance of the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had a ready market for the investment existed, and the difference could be material.

     The Fund records its proportionate share of the Master Fund's income, expenses and realized and unrealized gain and losses on a monthly basis. In addition, the Fund bears its own expenses, if any. As described in Note A, the Fund has an indirect investment in the Master Fund which represents 99.98% of the Master Fund's net members' equity.

[4]  INCOME TAXES:

     The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been "passed through" to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

     Financial Accounting Standards Board ("FASB") Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") requires the evaluation of tax positions taken or expected to be taken in the course of

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]  INCOME TAXES (CONTINUED)

     preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2009, the Fund did not recognize any amounts for unrecognized tax benefits in connection with FIN
     48. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[5]  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The fair value of the Fund's assets and liabilities, which qualify as financial instruments under the Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments," approximates the carrying amounts presented in the accompanying statement of assets, liabilities and members' equity.

     The Fund adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure of fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 applies to all financial instruments that are measured and reported on a fair value basis. The adoption of the SFAS 157 did not have a material impact on the fair value measurement of the Fund's investments.

     Based on the observability of the inputs used in the valuation techniques, financial instruments are categorized according to the fair value hierarchy prescribed by SFAS 157. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets carried at fair value are classified and disclosed in one of the following three categories:

     LEVEL 1 - Pricing inputs are observable and reflect quoted market prices which are available in active markets for identical assets or liabilities as of the reporting date. At March 31, 2009, the Fund did not hold any level 1 investments.

     LEVEL 2 - Pricing inputs are other than quoted prices included in Level 1 that are observable for the asset or liability in active markets, which are either directly or indirectly observable as of the reporting date. Fair value is determined through the use of models or other valuation methodologies. At March 31, 2009, the Fund did not hold any level 2 investments.

     LEVEL 3 - Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation using the best information available in the circumstances. Investments included in this category are the Fund's investment in the Offshore Feeder.

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the assignment of an asset within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset.

     The Fund has a 99.98% interest in the Offshore Feeder as of March 31, 2009. The Investment Adviser uses the market approach valuation technique to value its investments in the Offshore Feeder. The market

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     approach uses prices and other pertinent information generated from the market transactions involving identical or comparable assets. The investment in the Offshore Feeder is carried at its estimated fair value which is based on the net asset value of the Fund's interest in the Offshore Feeder, as determined by management of the Offshore Feeder. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have used had an observable market for the investment existed, and the difference could be material. The Fund's investment in the Offshore Feeder has been classified as level 3. The categorization within the hierarchy does not necessarily correspond to the Investment Adviser's perceived risk of an investment in the Master Fund or the Offshore Feeder, nor the level of the investments held within the Master Fund or the Offshore Feeder.

     The Investment Adviser believes more relevant disclosure regarding fair value measurements relates to the Master Fund's investment portfolio. Such disclosure can be found in the notes to the Master Fund's financial statements attached hereto.

     The following are the Fund's major categories of assets measured at fair value on a recurring basis at March 31, 2009, categorized by the above SFAS 157 fair value hierarchy (rounded to the nearest million):

     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at fair value:

                                 LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                 -------   -------   -----------   -----------
Investments in Offshore Feeder     $--       $--     $31,386,524   $31,386,524

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                    INVESTMENTS IN
                                                                   OFFSHORE FEEDER
                                                                   ---------------
BALANCE AS OF 04/01/08                                              $ 39,464,496
Net investment loss allocated from Offshore Feeder                      (553,752)
Realized loss allocated from Offshore Feeder                          (2,510,502)
Change in unrealized depreciation allocated from Offshore Feeder      (5,013,718)
Net purchase/(sales)                                                          --
Net transfers in/and or out of Level 3                                        --
                                                                    ------------
BALANCE AS OF 3/31/09                                               $ 31,386,524
                                                                    ============

[6]  ACCOUNTING PRONOUNCEMENTS:

     In May 2009, the FASB added a project to its agenda to provide guidance to address the measurement basis for investments in alternative investment funds. The guidance resulting from this project may impact the carrying amount of such investments in future periods.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE C - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted. At inception of the Fund the units were sold at $100 per unit.

Members do not have the right to require the Fund to redeem any or all of its units. The Fund may offer to repurchase units pursuant to written tenders by members at such times, amounts, and terms as may be determined by the Board of the Fund, in its sole discretion. Any member tendering units for repurchase less than one year following the date of their initial purchase will be subject to an early withdrawal charge of 2.00% of the repurchase proceeds.

Net income or losses are allocated to all members in proportion to their respective units.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE D - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Master Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund and the Master Fund, to the extent necessary to limit the ordinary operating expenses of the Fund and the Master Fund, in the aggregate, to 2.00% per annum of the Fund's and the Master Fund's average monthly net assets (the "Expense Limitation"). Effective February 14, 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. In consideration of the Investment Adviser's agreement to limit the Fund's and Master Fund's expenses, the Fund and the Master Fund will carry forward the amount of the expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Master Fund. See Master Fund for further disclosure regarding this agreement.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE E - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                                         For the period
                                                                          from February
                                                                             1, 2007
                                                 For the      For the     (commencement
                                               year ended   year ended   of operations)
                                                March 31,      March         through
                                                  2009       31, 2008    March 31, 2007
                                               ----------   ----------   --------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD            $ 94.13      $101.09       $100.00
Income from investment operations:
   Net investment loss allocated from
      offshore feeder(1)                          (1.32)       (1.75)        (0.27)
   Net unrealized (loss)/gain on investments
      in investment funds allocated from
      offshore feeder                            (17.95)       (5.21)         1.36
                                                -------      -------       -------
   Total from investment (loss)/income           (19.27)       (6.96)         1.09
                                                -------      -------       -------
NET ASSET VALUE, END OF PERIOD                  $ 74.86      $ 94.13       $101.09
                                                =======      =======       =======
MEMBERS' EQUITY, END OF PERIOD (000'S)          $31,387      $39,464       $35,390
                                                =======      =======       =======
TOTAL RETURN                                     (20.47)%      (6.89)%        1.09%*
PORTFOLIO TURNOVER**                              21.30%       22.45%            0%
Ratio to average net assets:
   Expenses, before reimbursement                  1.75%        2.06%         0.45%*
   Reimbursement                                  (0.16)%      (0.12)%       (0.11)%*
                                                -------      -------       -------
   Expenses, after reimbursement                   1.59%        1.94%         0.34%*
                                                =======      =======       =======
   Net investment loss, before reimbursement      (1.70)%      (1.88)%       (0.38)%*
   Reimbursement                                   0.16%        0.12%         0.11%*
                                                -------      -------       -------
   Net investment loss, after reimbursement       (1.54)%      (1.76)%       (0.27)%*
                                                =======      =======       =======

*    Not annualized.

**   Represents the Portfolio Turnover of the Old Field Master Fund, LLC

(1)  Based on average units outstanding.

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis. The ratios are inclusive of allocations from the offshore feeder.

OLD FIELD MASTER FUND, LLC

SUPPLEMENTAL INFORMATION
MARCH 31, 2009

ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

A chart detailing the Board of Managers and the offices of the Fund and Old Field Master Fund is included on the final page of this annual report.

OLD FIELD FUND, LLC AND OLD FIELD MASTER FUND, LLC

Managers

                                                                                            Number of                     Total
                                                                                           Portfolios                    Annual
                                                   Term of                                   in Fund        Other     Compensation
                             Positions(s) Held   Office and                                  Complex   Directorships    from the
                             with the Fund and    Length of     Principal Occupation (s)    Overseen      Held by         Fund
Name, Age and Address         the Master Fund   Time Served     During the Past 5 Years    by Manager     Manager       Complex
---------------------        -----------------  ------------  ---------------------------  ----------  -------------  ------------
Lisa Z, Davis (50)               Manager        Indefinite    Certified Public Accountant      2            None        $9,000
31 Merit Lane                                   term (since   Director Global Tax
Jericho, NY 11753                               August 23,    Controversy, The
                                                2006)         Interpublic Group of
                                                              Companies, Inc.

Brian J. Yudewitz (41)           Manager        Indefinite    Attorney                         2            None        $6,000
43 Kristin Lane                                 term (since
Hauppauge, NY 11766                             August 23,
                                                 2006)

John T. Moore (42)               Manager,       Indefinite    Principal, Chairman and CEO      2            None        $    0
733 Third Avenue                President       term (since   Marwood Group & Co. USA LLC
11th Floor                                      August 23,    Chairman, Marwood
New York, NY 10017                              2006)         Group & Co,

Principal officers who are not Managers

                              Positions(s) Held
                              with the Fund and    Length of     Principal Occupation(s)
Name, Age and Address          the Master Fund    Time Served    During the Past 5 Years
----------------------       ------------------  ------------  ---------------------------
Thomas J. Modzelewski (32)   Treasurer, Chief    Since August  Principal, Director of
733 Third Avenue             Compliance Officer  23, 2006      Operations
11th Floor                                                     Chief Compliance Officer,
New York, NY 10017                                             Marwood Group & Co.

Michael R. Wasserman (40)    Secretary           Since August  Attorney
733 Third Avenue                                 23, 2006
11th Floor
New York, NY 10017

                                    EXHIBIT A

                           OLD FIELD MASTER FUND, LLC
                                  ANNUAL REPORT
                                 MARCH 31, 2009

                           OLD FIELD MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                                 MARCH 31, 2009

OLD FIELD MASTER FUND, LLC

CONTENTS

                                                                 PAGE
                                                                 ----
FINANCIAL STATEMENTS
   Report of independent registered public accounting firm          1
   Statement of assets, liabilities and members' equity as of
      March 31, 2009                                                2
   Schedule of investments in investment funds as of March 31,
      2009                                                        3-4
   Statement of operations for the year ended March 31, 2009        5
   Statement of changes in members' equity for the years ended
      March 31, 2009 and 2008                                       6
   Statement of cash flows for the year ended March 31, 2009        7
   Notes to financial statements                                 8-15
   Supplemental information

                                 (MARCUM LOGO)
                             ACCOUNTANTS - ADVISORS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit Committee of the
Board of Directors and Members'
Of Old Master Fund, LLC

We have audited the accompanying statement of assets, liabilities, and members' equity of Old Field Master Fund, LLC (the "Fund"), including the schedule of investments, as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in members' equity for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of investments in investment funds owned as of March 31, 2009 by correspondence with custodians and investees of the investment funds; or other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Master Fund, LLC as of March 31, 2009, and the results of its operations for the year then ended, the changes in its members' equity for each of the years in the two year-period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the two year-period then ended and the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                     (MARCUM LLP)
June 1, 2009

                               (MARCUMGROUP MEMBER LOGO)

    MARCUM LLP - 655 Third Avenue - 16th Floor - New York, New York 10017 -
             PHONE 212.981.3000 - FAX 212.981.3001 - marcumllp.com

          NEW YORK - NEW JERSEY - CONNECTICUT - FLORIDA - GRAND CAYMAN

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES, AND MEMBERS' EQUITY
MARCH 31, 2009
(expressed in U.S. dollars)

ASSETS
Investments in investment funds, at fair value
   (cost $30,201,279)                                   $24,118,625
Cash and cash equivalents                                 3,969,907
Redemptions receivable from investment funds              3,373,759
Due from investment Adviser                                 143,596
Prepaid expenses                                              9,696
                                                        -----------
   Total assets                                         $31,615,583
                                                        ===========
LIABILITIES
Management fee payable                                       78,881
Professional fees payable                                    89,030
Administration fee payable                                   49,855
Accrued expenses and other liabilities                        3,807
                                                        -----------
   Total liabilities                                        221,573
                                                        -----------
MEMBERS' EQUITY                                         $31,394,010
                                                        ===========
VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,356
   UNITS OF BENEFICIAL INTEREST OUTSTANDING             $     74.86
                                                        ===========
ANALYSIS OF MEMBERS' EQUITY                             $42,020,000
   Capital Subscriptions
   Accumulated undistributed net investment loss         (1,351,222)
   Accumulated undistributed net realized loss on
      investment funds                                   (3,192,114)
   Net unrealized depreciation on investments in
      investment funds                                   (6,082,654)
                                                        -----------
                                                        $31,394,010
                                                        ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(expressed in U.S. dollars)

                                                         FIRST                                 PERCENTAGE
                                                      ACQUISITION                             OF MEMBERS'
INVESTMENT STRATEGY/NAME                                  DATE         COST      FAIR VALUE     EQUITY*     LIQUIDITY**
------------------------                              -----------   ----------   ----------   -----------   -----------
CREDIT:
   Anchorage Crossover Credit Offshore Fund, Ltd.       2/1/2007    $1,755,000   $1,198,447       3.82%      Quarterly+
   Latigo Offshore Fund, Ltd.                           2/1/2007       752,262      601,881       1.92%      Quarterly+
                                                                    ----------   ----------      -----
      TOTAL CREDIT                                                   2,507,262    1,800,328       5.74%
                                                                    ----------   ----------      -----
EVENT DRIVEN:
   Altima Global Special Situations Fund, Ltd.          5/1/2008       800,000      629,800       2.01%      Quarterly
   Montrica Global Opportunities Fund                   2/1/2007       901,018      667,486       2.13%      Quarterly
   Perry Partners International, Inc.                   5/1/2007     2,000,000    1,605,738       5.11%       Annually
   Taconic Opportunity Offshore Fund, Ltd.              5/1/2008     1,000,000      902,890       2.87%      Quarterly
   Wexford Offshore Credit Opportunities Fund, Ltd.     2/1/2007     1,087,500      966,002       3.08%      Quarterly
                                                                    ----------   ----------      -----
      TOTAL EVENT DRIVEN                                             5,788,518    4,771,916      15.20%
                                                                    ----------   ----------      -----
FIXED INCOME RELATIVE VALUE:
   The Drake Absolute Return Fund, Ltd.                 2/1/2007       568,397      281,410       0.90%      Quarterly+
                                                                    ----------   ----------      -----
      TOTAL FIXED INCOME RELATIVE VALUE                                568,397      281,410       0.90%
                                                                    ----------   ----------      -----
FUNDAMENTAL MARKET NEUTRAL:
   O'Connor Global Fundamental Long / Short Limited     4/1/2007     1,900,000    2,360,831       7.52%       Monthly
                                                                    ----------   ----------      -----
LONG/SHORT EQUITY:
   Alson Signature Fund Offshore, Ltd.                  2/1/2007       199,054      165,036       0.53%      Quarterly
   Coeus Capital Offshore Fund, Ltd.                    5/1/2008       600,000      494,535       1.57%      Quarterly
   Criterion Capital Partners, Ltd.                     2/1/2007       547,783      505,942       1.61%       Monthly
   Highline Capital International, Ltd.                 5/1/2008       800,000      712,833       2.27%      Quarterly
   Ivory Offshore Flagship Fund, Ltd.                   2/1/2007       596,732      612,698       1.95%      Quarterly
   PFM Diversified Offshore Fund, Ltd.                  5/1/2008       800,000      756,440       2.41%      Quarterly
                                                                    ----------   ----------      -----
      TOTAL LONG/SHORT EQUITY                                        3,543,569    3,247,484      10.34%
                                                                    ----------   ----------      -----
MACRO:
   AQR Absolute Return Offshore Fund, Ltd.              2/1/2007     1,050,000      529,312       1.69%      Quarterly
   Brevan Howard Fund Limited                          10/1/2007     2,000,000    2,684,975       8.55%       Monthly
   Fortress Commodities Fund L.P.                       2/1/2008     1,100,000    1,129,774       3.60%      Quarterly
   QFS Global Macro Hedge Fund, Ltd.                    5/1/2008       700,000      733,361       2.33%       Monthly
                                                                    ----------   ----------      -----
      TOTAL MACRO                                                    4,850,000    5,077,422      16.17%
                                                                    ----------   ----------      -----

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

MARCH 31, 2009
(expressed in U.S. dollars)

                                                                FIRST                                   PERCENTAGE
                                                             ACQUISITION                               OF MEMBERS'
INVESTMENT STRATEGY/NAME                                        DATE          COST        FAIR VALUE     EQUITY*      LIQUIDITY**
------------------------                                     -----------   -----------   -----------   -----------   ------------
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.     8/1/2008    $ 1,100,000   $ 1,067,691       3.40%        Monthly
   Citadel Kensington Global Strategies Fund, Ltd.             2/1/2007      1,750,000     1,134,596       3.62%     Quarterly***
   Linden International, Ltd.                                  2/1/2007      1,225,964     1,029,656       3.28%     Quarterly***
   Sandelman Partners Multi-Strategy Fund, Ltd.                2/1/2007        759,453       395,522       1.26%      Quarterly+
                                                                           -----------   -----------      -----
      TOTAL MULTI-STRATEGY RELATIVE VALUE                                    4,835,417     3,627,465      11.56%
                                                                           -----------   -----------      -----
STRUCTURED CREDIT:
   Cerberus International, Ltd.                                9/1/2007      2,000,000     1,572,253       5.01%     Quarterly***
   CPIM Structured Credit Fund 1000 Inc.                       2/1/2007      1,400,000       273,028       0.87%       Quarterly
   Dune Capital International, Ltd.                            2/1/2007        598,116       356,137       1.13%       Annually+
   Petra Offshore Fund L.P.                                    2/1/2007      1,400,000       228,309       0.73%       Quarterly
   Sorin Offshore Fund, Ltd.                                   2/1/2008        810,000       522,042       1.66%      Quarterly+
                                                                           -----------   -----------      -----
      TOTAL STRUCTURED CREDIT                                                6,208,116     2,951,769       9.40%
                                                                           -----------   -----------      -----
      TOTAL INVESTMENTS IN INVESTMENT FUNDS                                $30,201,279   $24,118,625      76.83%
                                                                           ===========   ===========      =====

*    Percentages are based on members' equity at end of period of $31,394,010

**   Available frequency of redemptions after initial lock-up period.

***  Portfolio Fund has suspended redemptions.

+ Fund is in the process of an orderly wind-down with the return of capital to investors.

At March 31, 2009, the aggregate cost of investments for tax purposes was $30,201,279. Net unrealized depreciation on investments for tax purposes was $(6,082,654), consisting of $1,224,907 of gross unrealized appreciation and $(7,307,561) of gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009
(expressed in U.S. dollars)

INVESTMENT INCOME:
   Interest                                                       $    17,971
                                                                  -----------
EXPENSES:
   Management fee                                                     534,356
      Less: management fee waived - voluntary                        (178,120)
   Professional fees                                                  138,857
   Adminstration fee                                                  100,300
   Directors fee                                                       15,000
   Other                                                               18,325
                                                                  -----------
      Total expenses                                                  628,718
      Fund expense limitation and reimbursement
         waiver - involuntary                                         (56,862)
                                                                  -----------
Net expenses                                                          571,856
                                                                  -----------
Net investment loss                                                  (553,885)
                                                                  -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN INVESTMENT FUNDS
   Net realized loss on investments in investment funds            (2,511,101)
   Net change in unrealized depreciation on investments
      in investment funds                                          (5,014,913)
                                                                  -----------
   Net realized and unrealized losses                              (7,526,014)
                                                                  ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                     For the year ended   For the year ended
                                                       March 31, 2009       March 31, 2008
                                                     ------------------   ------------------
FROM OPERATIONS:
   Net change in unrealized depreciation on
      investments in investment funds                   $(5,014,913)         $(1,542,046)
   Net realized loss on investments in
      investment funds                                   (2,511,101)            (681,013)
   Net investment loss                                     (553,885)            (703,429)
                                                        -----------          ------------
   Net decrease in members' equity from operations       (8,079,899)          (2,926,488)
MEMBERS' EQUITY TRANSACTIONS
   Proceeds from sales of units - (0 and 69,156
      units for the year ended March 31, 2009
      and 2008, respectively)                                    --             7,000,000
                                                        -----------          ------------
Net (decrease)/increase in members' equity               (8,079,899)            4,073,512
Members' equity at beginning of year                     39,473,909            35,400,397
                                                        -----------          ------------
Members' equity at end of year                          $31,394,010          $ 39,473,909
                                                        ===========          ============

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2009
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in members' equity from operations                     $(8,079,899)
Adjustments to reconcile net decrease in members' equity from operations to net cash provided by operating activities:
      Net change in unrealized depreciation on                        5,014,913
         investment in investment funds
      Net realized loss on investments in investment funds            2,511,101
      Purchases of investments in investment funds                   (7,000,000)
      Proceeds from redemptions received from investments in
         investment funds                                             8,862,620
   Changes in:
      Redemptions receivable from investments in investment funds     2,587,680
      Due from Investment Adviser                                       (56,862)
      Prepaid expenses                                                   (9,696)
      Management fee payable                                            (38,440)
      Professional fees payable                                          45,324
      Administration fee payable                                         25,075
      Accrued expenses and other liabilities                                  7
                                                                    -----------
         Net cash provided by operating activities                    3,861,823
                                                                    -----------
Net increase in cash and cash equivalents                             3,861,823
Cash and cash equivalents at beginning of year                          108,084
                                                                    -----------
CASH AND CASH EQUIVALENTS AT END OF YEAR                            $ 3,969,907
                                                                    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the "SEC") and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of March 31, 2009, Old Field Fund, LLC (the "Domestic Feeder"), through Old Field Fund, LDC (the "Offshore Feeder") which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]  BASIS OF ACCOUNTING:

     The financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The Fund's fiscal year end is March 31.

[2]  USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]  INVESTMENTS VALUATION AND REVENUE RECOGNITION:

     Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

     The Fund's valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. The Investment Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund's interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the investment fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made using considerable judgment, and is subject to the review and supervision of the Board.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[3]  INVESTMENTS VALUATION AND REVENUE RECOGNITION (CONTINUED)

     Due to the nature of the investments held by the investment funds that the Fund invests with, changes in market conditions and the economic environment may significantly impact the net asset value ("NAV") of these investment funds and fair value of the Fund's interests in an investment fund. Furthermore, changes to the liquidity provisions of the investment funds may significantly impact the fair value of the Fund's interests in an investment fund. Under some circumstances, the Fund or the Investment Adviser may determine, based on other information available to the Fund or the Investment Adviser, that an investment fund's reported valuation does not represent fair value. A discount may be taken if the Board believes that the NAV does not represent fair value, or if suspended/limited redemptions have an impact on the fair value of the NAV. In addition, the Fund may not have an investment fund's reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such investment fund based on any relevant information available at the time.

     With respect to an investment fund the Fund invests with, the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the investment manager. This investment represents 0.73% of Members' Equity as of March 31, 2009. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted.

     Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund's share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a cost recovery basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned.

     Interest income is recorded on an accrual basis.

[4]  CASH AND CASH EQUIVALENTS:

     For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at March 31, 2009.

[5]  INCOME TAXES:

     The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been "passed through" to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

     Financial Accounting Standards Board ("FASB") Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2009, the Fund did

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]  INCOME TAXES (CONTINUED)

     not recognize any amounts for unrecognized tax benefits in connection with FIN 48. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[6]  ADMINISTRATION AGREEMENT:

     The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement.

[7]  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The Fund adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure of fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 applies to all financial instruments that are measured and reported on a fair value basis.

     Where available, fair value is based on observable market prices or is derived from such prices. In instances where valuation models are applied, inputs are correlated to a market value, combinations of market values or the Fund's proprietary data. The Investment Adviser uses the market approach.

     MARKET APPROACH

     The market approach uses pertinent information generated from market transactions involving identical or comparable assets or liabilities. Valuation techniques consistent with the market approach often use market multiples derived from a set of comparables or may include matrix pricing.

     In following this approach, the types of factors that the Investment Adviser may take into account in fair value pricing the investments include but are not limited to: available current market data, including relevant and applicable market quotes, the reported value of the investments in private investment funds from a third party administrator of an underlying fund, or the underlying fund manager and restrictions on redemptions from investments in private investment funds.

     Based on this approach, the Investment Adviser will use certain assumptions that market participants would use in pricing the asset, including assumptions about risk and/ or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable firm inputs. The Investment Adviser aims to use valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Investment Adviser uses valuation techniques it believes is most appropriate to estimate the fair value of its portfolio investments; however, considerable judgment is required in interpreting market date to develop the estimates of fair value. There are inherent limitations in any estimation technique. The use of different assumptions and/or estimation methodologies may have a material effect on the estimated fair values. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that could be realized in a current market exchange and there can be no assurance that the fair values for these investments will be fully realizable upon their ultimate disposition or reflective of future fair values. Because of the inherent uncertainty of valuation, the estimated fair values of certain portfolio investments may differ significantly from values that would have been used had an observable market for the portfolio investment existed, and the differences could be material.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[7]  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     Based on the observability of the inputs used in the valuation techniques, financial instruments are categorized according to the fair value hierarchy prescribed by SFAS 157. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

     LEVEL 1 - Observable inputs that reflect quoted market prices are available in active markets for identical assets or liabilities as of the reporting date. Investments that are included in this category are its investments in money market instruments.

     LEVEL 2 - Pricing inputs are other than quoted prices included in Level 1 that are observable for the asset or liability in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. At March 31, 2009, the Fund did not hold any Level 2 investments.

     LEVEL 3 - Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation using the best information available in the circumstances. Investments that are included in this category are its investments in private investment funds.

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the assignment an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset. The inputs or methodology used for valuing the investment funds are not necessarily an indication of the risk associated with investing in those investment funds, nor the level of investments held by the investment funds.

     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at fair value:

                                    LEVEL 1    LEVEL 2     LEVEL 3        TOTAL
                                  ----------   -------   -----------   -----------
Assets:
Cash equivalents -money market    $3,969,907     $--     $        --   $ 3,969,907
Investments in Investment Funds           --      --      24,118,625    24,118,625
                                  ----------     ---     -----------   -----------
   Total assets                   $3,969,907     $--     $24,118,625   $28,088,532
                                  ==========     ===     ===========   ===========

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

BALANCE AS OF 4/1/08                     $33,507,259
Accrued discounts/premiums                        --
Realized loss                             (2,511,101)
Change in unrealized depreciation         (5,014,913)
Net purchase/(sales)                      (1,862,620)
Net transfers in/and or out of Level 3            --
                                         -----------
BALANCE AS OF 3/31/09                    $24,118,625
                                         ===========

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[8]  ACCOUNTING PRONOUNCEMENTS:

     In May 2009, the FASB added a project to its agenda to provide guidance to address the measurement basis for investments in alternative investment funds. The guidance resulting from this project may impact the carrying amount of such investments in future periods.

NOTE C - RELATED PARTY TRANSACTIONS

MANAGEMENT FEES:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund's management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Management fees for the year ended March 31, 2009 were $534,356. Such fees were reduced by 178,120 during the year due to the aforementioned management fee waiver.

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitations"). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. The due from Investment Adviser of $143,596 represents the amount due under this Expense Limitation Agreement. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted.

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

NOTE G - BORROWINGS

On August 29, 2008, the Fund has established a revolving line of credit agreement with a financial institution (the "Line of Credit"). The total availability under the Line of Credit was $5,000,000 (the "Commitment"). The Line of Credit requires compliance with certain financial covenants which require the Fund to maintain a certain minimum net equity and liquidity ratios, and other commitments as defined by the bank. Each borrowing shall bear interest on the outstanding principal amounts at a rate per annum equal to the applicable one month LIBOR Rate plus 1%. Interest is compounded monthly and payable semi-annually and the aggregate principal amount on the Line of Credit outstanding is due upon maturity, August 31, 2010. The Fund also pays a commitment fee of 0.35% per annum on the excess of the Commitment over the outstanding principal. The Line of Credit is to be used for leverage, working capital or general corporate purposes. There were no amounts outstanding under this Line of Credit at March 31, 2009.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE H - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members' equity and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                                                             For the period from
                                                                                               February 1, 2007
                                               For the year ended   For the year ended   (commencement of operations)
                                                 March 31, 2009       March 31, 2008        through March 31, 2007
                                               ------------------   ------------------   ----------------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                $ 94.13              $101.09                   $100.00
Income from investment operations:
   Net investment loss(1)                             (1.32)               (1.75)                    (0.27)
   Net unrealized (loss)/gain on investments
      in investment funds                            (17.95)               (5.21)                     1.36
                                                    -------              -------                   -------
   Total from investment (loss)/income               (19.27)               (6.96)                     1.09
                                                    -------              -------                   -------
NET ASSET VALUE, END OF PERIOD                      $ 74.86              $ 94.13                   $101.09
                                                    =======              =======                   =======
MEMBERS' EQUITY, END OF PERIOD (000'S)              $31,394              $39,474                   $35,400
                                                    =======              =======                   =======
TOTAL RETURN                                         (20.47)%              (6.89)%                    1.09%*
PORTFOLIO TURNOVER                                    21.30%               22.45%                        0%
Ratio to average net assets:
   Expenses, before reimbursement                      1.75%(3)             2.06%                     0.45%*
   Reimbursement                                      (0.16)%              (0.12)%                   (0.11)%*
                                                    -------              -------                   -------
   Expenses, after reimbursement(2)                    1.59%(3)             1.94%                     0.34%*
                                                    =======              =======                   =======
   Net investment loss, before reimbursement          (1.70)%(3)           (1.88)%                   (0.38)%*
   Reimbursement                                       0.16%                0.12%                     0.11%*
                                                    -------              -------                   -------
   Net investment loss, after reimbursement           (1.54)%(3)           (1.76)%                   (0.27)%*
                                                    =======              =======                   =======

*    Not annualized.

(1)  Based on average units outstanding.

(2) Does not include expenses of the underlying funds in which the fund invests.

(3) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average net assets would have been 2.20% before reimbursement and 2.04% after reimbursement.

The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund's proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009

NOTE I - SUBSEQUENT EVENTS

On May 1, 2009, the Fund purchased additional investments of $4,950,000 in the investment funds.

OLD FIELD MASTER FUND, LLC

SUPPLEMENTAL INFORMATION
MARCH 31, 2009

ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Master Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

A chart detailing the Board of Managers and the Officers of the Fund and Old Field Fund, LLC is included on the final page of this annual report.

OLD FIELD FUND, LLC AND OLD FIELD MASTER FUND, LLC

Managers

                                                                                   Number of                     Total Annual
                            Positions(s)     Term of           Principal         Portfolios in       Other        Compensation
                           Held with the    Office and       Occupation (s)       Fund Complex   Directorships        from
                            Fund and the    Length of      During the Past 5      Overseen by       Held by         the Fund
  Name, Age and Address     Master Fund    Time Served           Years              Manager         Manager         Complex
  ---------------------    -------------   -----------   ---------------------   -------------   -------------   -------------
Lisa Z, Davis (50)            Manager      Indefinite    Certified Public              2              None           $9,000
31 Merit Lane                              term (since   Accountant Director
Jericho, NY 11753                          August 23,    Global Tax
                                           2006)         Controversy, The
                                                         Interpublic Group of
                                                         Companies, Inc.

Brian J. Yudewitz (41)        Manager      Indefinite    Attorney                      2              None           $6,000
43 Kristin Lane                            term (since
Hauppauge, NY 11766                        August 23,
                                           2006)

John T. Moore (42)            Manager,     Indefinite    Principal, Chairman           2              None           $    0
733 Third Avenue 11th        President     term (since   and CEO Marwood
11th Floor                                 August 23,    Group & Co. USA LLC
New York, NY 10017                         2006)         Chairman, Marwood
                                                         Group & Co,

Principal Officers who are not Managers

                      Positions(s) Held                     Principal Occupation(s)
     Name, Age        with the Fund and   Length of Time       During the Past 5
    and Address        the Master Fund        Served                 Years
    -----------      ------------------   --------------   -------------------------
Thomas J.            Treasurer, Chief     Since August     Principal, Director of
Modzelewski (32)     Compliance Officer   23, 2006         Operations
733 Third Avenue                                           Chief Compliance Officer,
11th Floor                                                 Marwood Group & Co.
New York, NY 10017

Michael R.           Secretary            Since August     Attorney
Wasserman (40)                            23, 2006
733 Third Avenue
11th Floor
New York, NY 10017

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, Lisa Z. Davis, is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For 2008 and 2009, Marcum LLP (formerly Marcum & Kliegman LLP) billed the Funds (as defined in Item 4(e)(1) below) the below aggregate fees for services rendered to the Funds.

                                          2009                                              2008
                  --------------------------------------------------- -----------------------------------------------
                                     All fees and     All other fees                    All fees and   All other fees
                                     services to     and services to                    services to   and services to
                    All fees and       service           service        All fees and      service         service
                  services to the  affiliates that   affiliates that  services to the affiliates that affiliates that
                  Funds that were        were        did not require  Funds that were       were      did not require
                    pre-approved     pre-approved      pre-approval     pre-approved    pre-approved    pre-approval
                  --------------- ----------------- ----------------- --------------- --------------- ---------------
(a) Audit
       Fees(1)        $69,500            N/A               N/A            $55,000           N/A             N/A

(b) Audit-Related
       Fees                 0            N/A               N/A                  0           N/A             N/A

(c) Tax Fees                0            N/A               N/A                  0           N/A             N/A

(d) All Other
       Fees                 0            N/A               N/A                  0           N/A             N/A

Notes:

Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to the Registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services. The audit committee charter requires that non-audit services provided by the independent auditor of each of the Registrant and other registered investment companies that are part of the same complex (the "Funds") be pre-approved. The Committee shall timely advise the principal executive officer and principal financial officer of the Registrant (or whoever is responsible for preparing and filing relevant reports under the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as required by the Investment Company
Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     2009   2008
                     ----   ----
Audit-Related Fees     0      0
Tax Fees               0      0
All Other Fees         0      0

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Marcum LLP, (formerly Marcum & Kliegman LLP) for the last two fiscal years were $0 and $0 for 2008 and 2009, respectively.

(h) The Registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable .

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant invests through a master fund in hedge funds, which generally issue non-voting securities. Therefore, the Registrant ordinarily does not receive proxies, and is not called upon to vote proxies. Where the Registrant is called upon to vote proxies, the investment adviser's policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Registrant and its interest holder(s), based on the investment adviser's reasonable judgment of what is in the Registrant's best interest. The investment adviser bases its decision on analysis and judgment of the particular facts and circumstances in question. Thus, to the extent the Registrant invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Registrant and its interest holders. One of the primary factors the investment adviser considers when determining the desirability of investing in a particular hedge fund is the quality and depth of its management. Accordingly, the investment adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the investment adviser will vote on most issues presented in a portfolio hedge fund proxy statement in accordance with the position of the fund's management, unless the investment adviser determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the hedge fund. However, the investment adviser will consider each issue on its own merits, and will not support the position of the fund's management in any situation where, in the investment adviser's judgment, it would not be in the best interests of the Registrant or its interest holders to do so. In addition, the Registrant invests through a master fund only in hedge funds that are unaffiliated with the investment adviser.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Portfolio Managers

The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Robeco Investment Management, and Darren S. Wolf, the Head of Research of the Robeco-Sage division of the Robeco Investment Management. Investment decisions for the Registrant are made with the oversight of the investment adviser's Investment Committee, comprised of Michael Abbott, Mr. Platkin, Mr. Wolf, Colin Ambrose, and Glenn Sloat .

Michael Abbott is Chief Executive Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Paul S. Platkin, CFA, is Chief Investment Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Darren S. Wolf, CFA, Head of Research of the Robeco-Sage division of Robeco. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University's Syms School of Business, where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.

Colin Ambrose, CFA, Senior Advisor at Marwood Group & Co. Mr. Ambrose is co-founder and Managing Partner of Flexion Asset Management, LLC, an investment management firm that advises and manages assets on behalf of institutional and high net worth clients. Prior to founding Flexion, Mr. Ambrose was a Managing Director with New Providence Asset Management, a boutique investment management firm. Mr. Ambrose was co-head of research and a member of the firm's investment committee which exercised discretion for all asset allocation and manager selection for the firm's investment office clients. Previously, Mr. Ambrose was the Chief Investment Officer at the Juilliard School. As the school's first CIO, Mr. Ambrose established the investment office and was responsible for managing all aspects of the $750 million endowment. Prior to Juilliard, Mr. Ambrose had the responsibility for hedge fund and alternative investments at Wesleyan University. He has also held positions with UBS PaineWebber's PRIME Asset Consulting Group, Aeltus Investment Management, and Advest, Inc. Mr. Ambrose earned a BA from Wesleyan University and an MBA from Rensselaer Polytechnic Institute. He holds the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts and the CFA Institute.

Glenn Sloat is Director of Operational Due Diligence and Vice President of the Robeco-Sage division of Robeco Investment Management. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage Capital Management, L.L.C., Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

(a)(2) Other Accounts

(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers:
7 funds with approximate total assets of $226,503,000.

(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 8 funds with approximate total assets of $1,169,382.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 1 fund with approximate total assets of $31,849,000.

     Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $149,696,000.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership

The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of March 31, 2009.

PORTFOLIO MANAGER   DOLLAR RANGE
-----------------   ------------
  Michael Abbott        None
  Colin Ambrose         None
  Paul S. Platkin       None
  Glenn Sloat           None
  Darren S. Wolf        None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has adopted policies and procedures by which Members may recommend nominees who are not "interested persons" (as defined in the 1940 Act) of the Funds to fill one or more vacancies on the Boards. The names of such nominees, along with relevant biographical information relating to the nominee's qualifications and eligibility to serve on the Boards, may be promptly submitted to the Secretary of the Funds, who will then forward the recommendations to the Nominating Committee of the Boards for consideration. If a recommendation for a nominee is received by the Nominating Committee at a time at which no vacancy exists, information relating to such nominee will be retained by the Nominating Committee and such nominee will be reviewed and considered for any vacancy occurring in the six (6) months following the initial recommendation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Field Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, President

Date June 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore,
                                        Principal Executive Officer

Date June 9, 2009

By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        ----------------------------------------
                                        Thomas J. Modzelewski,
                                        Principal Financial Officer

Date June 9, 2009

* Print the name and title of each signing officer under his or her signature.